Loss per share (EPS) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Jun. 30, 2026 shares	Jun. 30, 2025 shares
Loss per share (EPS)
Share split ratio			500
As at June 30, after conversion and share split
Outstanding common shares	100,072,815	37,435,640	100,072,815	37,435,640
Weighted average number of common shares outstanding	57,012,745	37,431,255	50,125,593	37,429,260
Potential number of shares resulting from the exercise of warrants	358,267	2,797,941	358,267	2,797,941
Potential number of shares resulting from conversion of the bond	13,723,765		13,723,765